Audit Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Audit fees
Audit Fees (1)	$ 1,183	$ 923	$ 817
Audit-related Fees	267	188	178
Tax Fees (2)	79
Total	$ 1,529	$ 1,111	$ 995